UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

WBI BullBear Rising Income 2000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 93.1%
	Automobiles & Components - 3.1%
16,332	Standard Motor Products, Inc.	$801,901
	Capital Goods - 20.1%
20,725	A.O. Smith Corporation	1,105,057
6,188	Alamo Group, Inc. +	618,429
14,044	BWX Technologies, Inc. +	696,301
8,880	Hubbell, Inc.	1,047,662
53,798	Mueller Water Products, Inc.	540,132
17,200	Toro Company	1,184,048
		5,191,629
	Commercial & Professional Services - 3.5%
13,967	Robert Half International, Inc. +	910,090
	Consumer Durables & Apparel - 12.3%
10,708	Carter's, Inc. +	1,079,259
30,900	La-Z-Boy, Inc.	1,019,391
8,310	Ralph Lauren Corporation	1,077,641
		3,176,291
	Consumer Services - 4.1%
58,769	Wendy's Company	1,051,377
	Diversified Financials - 9.1%
12,007	Evercore, Inc. - Class A +	1,092,637
22,827	Nelnet, Inc. - Class A +	1,257,083
		2,349,720
	Energy - 4.4%
12,568	Arch Coal, Inc. - Class A +	1,147,081
	Materials - 8.7%
14,307	FMC Corporation	1,099,064
11,537	Packaging Corporation of America +	1,146,547
		2,245,611
	Retailing - 8.1%
6,648	Pool Corporation +	1,096,721
17,519	Williams-Sonoma, Inc. +	985,794
		2,082,515
	Software & Services - 9.1%
19,199	Booz Allen Hamilton Holding Corporation +	1,116,230
17,287	MAXIMUS, Inc.	1,227,031
		2,343,261
	Technology Hardware & Equipment - 4.0%
24,069	Avnet, Inc. +	1,043,873
	Transportation - 6.6%
9,903	Ryder System, Inc.	613,887
31,827	Werner Enterprises, Inc. +	1,086,892
		1,700,779
	TOTAL COMMON STOCKS (Cost $23,699,926)	24,044,128

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 21.2%
5,477,817	U.S. Bank Money Market Deposit Account, 2.30%	5,477,817
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,477,817)	5,477,817

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.7%
8,715,570	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	8,715,570
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,715,570)	8,715,570

	TOTAL INVESTMENTS - 148.0% (Cost $37,893,313)	38,237,515
	Liabilities in Excess of Other Assets - (48.0)%	(12,393,198)
	NET ASSETS - 100.0%	$25,844,317

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $8,499,583.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 2000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 95.7%
	Banks - 4.2%
66,376	Radian Group, Inc.	$1,376,638
	Capital Goods - 14.6%
21,223	AGCO Corporation	1,476,060
15,543	EnPro Industries, Inc.	1,001,747
32,642	Mueller Industries, Inc.	1,023,000
16,076	Regal Beloit Corporation	1,316,142
		4,816,949
	Commercial & Professional Services - 1.4%
13,045	Herman Miller, Inc.	458,923
	Consumer Durables & Apparel - 12.2%
62,216	KB Home +	1,503,761
34,884	Toll Brothers, Inc.	1,262,801
9,418	Whirlpool Corporation +	1,251,558
		4,018,120
	Consumer Services - 5.0%
45,593	Boyd Gaming Corporation +	1,247,424
7,902	Cheesecake Factory, Inc. +	386,566
		1,633,990
	Diversified Financials - 4.8%
31,399	Voya Financial, Inc.	1,568,694
	Insurance - 12.1%
26,300	First American Financial Corporation	1,354,450
62,296	Old Republic International Corporation	1,303,232
9,259	Reinsurance Group of America, Inc.	1,314,593
		3,972,275
	Materials - 20.0%
26,474	Domtar Corporation	1,314,434
26,385	H.B. Fuller Company	1,283,366
65,900	Owens-Illinois, Inc. +	1,250,782
46,061	Silgan Holdings, Inc.	1,364,788
22,185	Sonoco Products Company +	1,365,043
		6,578,413
	Media & Entertainment - 4.2%
98,840	TEGNA, Inc.	1,393,644
	Retailing - 13.1%
18,305	Dillard's, Inc. - Class A +	1,318,326
21,629	Group 1 Automotive, Inc.	1,399,396
17,060	Lithia Motors, Inc. - Class A +	1,582,315
		4,300,037
	Software & Services - 4.1%
21,131	Leidos Holdings, Inc. +	1,354,286
	TOTAL COMMON STOCKS (Cost $31,017,288)	31,471,969

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 12.2%
4,009,634	U.S. Bank Money Market Deposit Account, 2.30%	4,009,634
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,009,634)	4,009,634

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.2%
6,638,062	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	6,638,062
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,638,062)	6,638,062

	TOTAL INVESTMENTS - 128.1% (Cost $41,664,984)	42,119,665
	Liabilities in Excess of Other Assets - (28.1)%	(9,241,001)
	NET ASSETS - 100.0%	$32,878,664

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $6,528,361.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 2000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 69.1%
	Banks - 5.0%
278,352	New York Community Bancorp, Inc.	$3,220,533
2,119	Park National Corporation	200,775
		3,421,308
	Capital Goods - 4.1%
65,213	Timken Company	2,844,591
	Commercial & Professional Services - 3.6%
67,594	HNI Corporation +	2,452,986
	Consumer Durables & Apparel - 4.1%
33,103	Polaris Industries, Inc. +	2,794,886
	Consumer Services - 4.0%
56,458	Cheesecake Factory, Inc.	2,761,925
	Diversified Financials - 3.0%
65,158	OneMain Holdings, Inc.	2,068,766
	Energy - 3.9%
73,688	Delek US Holdings, Inc.	2,683,717
	Insurance - 4.1%
12,855	Everest Re Group, Ltd.	2,776,166
	Materials - 16.1%
32,736	Ardagh Group S.A.	425,568
55,345	Domtar Corporation	2,747,879
29,013	Packaging Corporation of America +	2,883,312
22,750	Reliance Steel & Aluminum Company	2,053,415
48,062	Sonoco Products Company +	2,957,255
		11,067,429
	Media & Entertainment - 4.4%
54,083	Meredith Corporation +	2,988,627
	Retailing - 8.2%
212,440	Camping World Holdings, Inc. - Class A +	2,955,041
47,167	Williams-Sonoma, Inc. +	2,654,087
		5,609,128
	Technology Hardware & Equipment - 3.9%
153,714	AVX Corporation +	2,665,401
	Utilities - 4.7%
179,866	AES Corporation	3,251,977
	TOTAL COMMON STOCKS (Cost $47,421,806)	47,386,907

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 41.3%
28,353,164	U.S. Bank Money Market Deposit Account, 2.30%	28,353,164
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,353,164)	28,353,164

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.8%
14,234,254	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	14,234,254
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,234,254)	14,234,254

	TOTAL INVESTMENTS - 131.2% (Cost $90,009,224)	89,974,325
	Liabilities in Excess of Other Assets - (31.2)%	(21,386,756)
	NET ASSETS - 100.0%	$68,587,569

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $13,778,773.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 2000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 94.1%
	Automobiles & Components - 3.9%
12,440	Standard Motor Products, Inc.	$610,804
	Capital Goods - 12.5%
11,940	ITT, Inc.	692,520
10,507	Kaman Corporation	614,029
14,133	Pentair plc	629,060
		1,935,609
	Commercial & Professional Services - 11.8%
12,243	Brady Corporation - Class A	568,198
9,722	Robert Half International, Inc.	633,485
10,666	Tetra Tech, Inc.	635,587
		1,837,270
	Consumer Durables & Apparel - 5.0%
6,409	Carter's, Inc. +	645,963
1,022	Whirlpool Corporation +	135,814
		781,777
	Consumer Services - 4.6%
14,679	Cheesecake Factory, Inc. +	718,097
	Diversified Financials - 13.9%
8,166	Evercore, Inc. - Class A	743,106
7,918	FirstCash, Inc.	684,907
5,808	Morningstar, Inc.	731,750
		2,159,763
	Health Care Equipment & Services - 3.7%
5,435	U.S. Physical Therapy, Inc.	570,838
	Insurance - 8.3%
16,972	James River Group Holdings Ltd.	680,238
29,461	Old Republic International Corporation	616,324
		1,296,562
	Materials - 8.6%
12,613	Domtar Corporation	626,235
11,466	Sonoco Products Company +	705,503
		1,331,738
	Retailing - 7.8%
11,850	Aaron's, Inc.	623,310
10,570	Williams-Sonoma, Inc. +	594,774
		1,218,084
	Software & Services - 8.0%
13,577	CSG Systems International, Inc.	574,307
24,082	EVERTEC, Inc.	669,720
		1,244,027
	Transportation - 6.0%
4,525	Forward Air Corporation	292,903
5,823	Landstar System, Inc.	636,978
		929,881
	TOTAL COMMON STOCKS (Cost $14,491,565)	14,634,450

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 17.5%
2,719,380	U.S. Bank Money Market Deposit Account, 2.30%	2,719,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,719,380)	2,719,380

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.6%
1,811,126	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	1,811,126
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,811,126)	1,811,126

	TOTAL INVESTMENTS - 123.2% (Cost $19,022,071)	19,164,956
	Liabilities in Excess of Other Assets - (23.2)%	(3,613,251)
	NET ASSETS - 100.0%	$15,551,705

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $1,764,380.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Rising Income 1000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.4%
	Capital Goods - 8.2%
12,585	Honeywell International, Inc.	$2,000,008
14,751	Illinois Tool Works, Inc. +	2,117,211
		4,117,219
	Consumer Services - 3.8%
16,919	Royal Caribbean Cruises, Ltd.	1,939,256
	Diversified Financials - 12.7%
37,061	Bank of New York Mellon Corporation	1,868,986
25,800	Nasdaq, Inc.	2,257,242
10,867	S&P Global, Inc.	2,288,047
		6,414,275
	Food, Beverage & Tobacco - 9.8%
19,734	Hershey Company	2,266,055
38,368	Tyson Foods, Inc. - Class A	2,663,890
		4,929,945
	Insurance - 4.6%
32,596	Progressive Corporation +	2,349,846
	Materials - 3.7%
18,980	Celanese Corporation +	1,871,618
	Media & Entertainment - 4.3%
54,186	Comcast Corporation - Class A +	2,166,356
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
6,704	Amgen, Inc.	1,273,626
	Retailing - 20.2%
10,572	Home Depot, Inc.	2,028,661
14,754	Lowe's Companies, Inc.	1,615,120
23,880	Ross Stores, Inc.	2,223,228
40,355	TJX Companies, Inc.	2,147,290
22,407	Tractor Supply Company	2,190,508
		10,204,807
	Semiconductors & Semiconductor Equipment - 12.1%
51,675	Applied Materials, Inc.	2,049,430
37,395	Intel Corporation	2,008,112
19,241	Texas Instruments, Inc.	2,040,893
		6,098,435
	Technology Hardware & Equipment - 14.5%
24,620	CDW Corporation +	2,372,630
42,998	Cisco Systems, Inc.	2,321,462
14,327	Motorola Solutions, Inc.	2,011,797
8,610	NetApp, Inc.	597,017
		7,302,906
	TOTAL COMMON STOCKS (Cost $46,653,484)	48,668,289

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 11.2%
5,635,890	U.S. Bank Money Market Deposit Account, 2.30%	5,635,890
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,635,890)	5,635,890

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%
3,761,184	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	3,761,184
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,761,184)	3,761,184

	TOTAL INVESTMENTS - 115.0% (Cost $56,050,558)	58,065,363
	Liabilities in Excess of Other Assets - (15.0)%	(7,583,870)
	NET ASSETS - 100.0%	$50,481,493

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $3,699,700.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 1000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 74.5%
	Capital Goods - 12.6%
11,348	Cummins, Inc.	$1,791,509
20,928	Eaton Corporation plc +	1,685,959
8,885	Raytheon Company	1,617,781
		5,095,249
	Diversified Financials - 9.2%
16,610	American Express Company	1,815,473
59,827	Synchrony Financial	1,908,481
		3,723,954
	Food, Beverage & Tobacco - 9.0%
15,422	JM Smucker Company +	1,796,663
26,294	Tyson Foods, Inc. - Class A	1,825,592
		3,622,255
	Health Care Equipment & Services - 1.3%
3,859	Universal Health Services, Inc. - Class B	516,219
	Media & Entertainment - 4.4%
43,989	Comcast Corporation - Class A +	1,758,680
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
4,660	Amgen, Inc.	885,307
	Retailing - 12.0%
23,145	Best Buy Company, Inc.	1,644,684
14,649	Genuine Parts Company	1,641,127
22,675	Kohl's Corporation	1,559,360
		4,845,171
	Semiconductors & Semiconductor Equipment - 4.4%
32,996	Intel Corporation	1,771,885
	Software & Services - 4.3%
24,062	Cognizant Technology Solutions Corporation - Class A	1,743,292
	Technology Hardware & Equipment - 6.2%
9,967	Apple, Inc. +	1,893,232
8,890	NetApp, Inc. +	616,432
		2,509,664
	Telecommunication Services - 3.9%
26,874	Verizon Communications, Inc. +	1,589,060
	Transportation - 5.0%
17,835	United Parcel Service, Inc. - Class B	1,992,883
	TOTAL COMMON STOCKS (Cost $28,616,667)	30,053,619

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 23.2%
9,341,967	U.S. Bank Money Market Deposit Account, 2.30%	9,341,967
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,341,967)	9,341,967

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.4%
6,210,351	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	6,210,351
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,210,351)	6,210,351

	TOTAL INVESTMENTS - 113.1% (Cost $44,168,985)	45,605,937
	Liabilities in Excess of Other Assets - (13.1)%	(5,291,733)
	NET ASSETS - 100.0%	$40,314,204

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $6,096,280.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 1000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Capital Goods - 10.6%
54,707	Eaton Corporation plc +	$4,407,196
121,002	Johnson Controls International plc +	4,469,814
6,773	Lockheed Martin Corporation	2,032,984
		10,909,994
	Consumer Services - 4.4%
37,328	Darden Restaurants, Inc.	4,534,232
	Energy - 9.5%
38,242	Chevron Corporation	4,710,649
63,117	Exxon Mobil Corporation	5,099,854
		9,810,503
	Food, Beverage & Tobacco - 13.3%
86,100	Altria Group, Inc. +	4,944,723
83,790	Coca-Cola European Partners plc	4,335,295
38,317	JM Smucker Company +	4,463,930
		13,743,948
	Household & Personal Products - 3.4%
28,308	Kimberly-Clark Corporation +	3,507,361
	Insurance - 13.0%
50,760	Cincinnati Financial Corporation	4,360,284
84,791	Hartford Financial Services Group, Inc. +	4,215,808
67,497	Progressive Corporation	4,865,859
		13,441,951
	Materials - 4.5%
99,286	International Paper Company	4,593,963
	Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
21,427	Amgen, Inc.	4,070,702
	Retailing - 3.1%
8,509	Home Depot, Inc.	1,632,792
19,852	Target Corporation +	1,593,322
		3,226,114
	Semiconductors & Semiconductor Equipment - 8.5%
81,076	Intel Corporation	4,353,781
36,915	KLA-Tencor Corporation	4,408,020
		8,761,801
	Software & Services - 3.3%
24,311	International Business Machines Corporation +	3,430,282
	Telecommunication Services - 9.2%
151,974	AT&T, Inc. +	4,765,905
80,696	Verizon Communications, Inc.	4,771,554
		9,537,459
	Transportation - 4.0%
37,240	United Parcel Service, Inc. - Class B	4,161,198
	Utilities - 8.2%
245,472	AES Corporation	4,438,134
80,224	Exelon Corporation	4,021,629
		8,459,763
	TOTAL COMMON STOCKS (Cost $97,909,837)	102,189,271

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.8%
821,382	U.S. Bank Money Market Deposit Account, 2.30%	821,382
	TOTAL SHORT-TERM INVESTMENTS (Cost $821,382)	821,382

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.3%
25,025,833	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	25,025,833
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,025,833)	25,025,833

	TOTAL INVESTMENTS - 124.1% (Cost $123,757,052)	128,036,486
	Liabilities in Excess of Other Assets - (24.1)%	(24,874,372)
	NET ASSETS - 100.0%	$103,162,114

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $24,626,222.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 1000 ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.3%
	Capital Goods - 9.0%
7,598	Honeywell International, Inc.	$1,207,474
6,624	Rockwell Automation, Inc.	1,162,247
		2,369,721
	Consumer Services - 4.2%
9,189	Darden Restaurants, Inc.	1,116,188
	Diversified Financials - 5.5%
1,617	MSCI, Inc. +	321,524
5,330	S&P Global, Inc.	1,122,232
		1,443,756
	Food & Staples Retailing - 3.9%
10,642	Walmart, Inc.	1,037,914
	Food, Beverage & Tobacco - 7.1%
20,933	Coca-Cola European Partners plc +	1,083,073
6,376	PepsiCo, Inc.	781,379
		1,864,452
	Household & Personal Products - 13.0%
15,468	Church & Dwight Company, Inc. +	1,101,786
7,452	Estee Lauder Companies, Inc. - Class A +	1,233,679
10,466	Procter & Gamble Company	1,088,987
		3,424,452
	Insurance - 3.9%
12,038	Cincinnati Financial Corporation	1,034,064
	Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
7,440	Johnson & Johnson	1,040,038
	Retailing - 19.9%
14,526	Kohl's Corporation	998,953
10,327	Lowe's Companies, Inc.	1,130,497
10,803	Ross Stores, Inc.	1,005,759
13,042	Target Corporation +	1,046,751
19,659	TJX Companies, Inc.	1,046,055
		5,228,015
	Semiconductors & Semiconductor Equipment - 5.8%
3,120	KLA-Tencor Corporation +	372,559
10,861	Texas Instruments, Inc.	1,152,027
		1,524,586
	Software & Services - 13.7%
5,519	Mastercard, Inc. - Class A	1,299,448
10,522	Microsoft Corporation	1,240,965
6,793	Visa, Inc. - Class A +	1,060,999
		3,601,412
	Technology Hardware & Equipment - 5.3%
25,703	Cisco Systems, Inc.	1,387,705
	Transportation - 4.0%
9,483	United Parcel Service, Inc. - Class B	1,059,630
	TOTAL COMMON STOCKS (Cost $24,766,871)	26,131,933

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 11.4%
2,999,452	U.S. Bank Money Market Deposit Account, 2.30%	2,999,452
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,999,452)	2,999,452

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.3%
4,274,792	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	4,274,792
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,274,792)	4,274,792

	TOTAL INVESTMENTS - 127.0% (Cost $32,041,115)	33,406,177
	Liabilities in Excess of Other Assets - (27.0)%	(7,093,456)
	NET ASSETS - 100.0%	$26,312,721

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $4,197,556.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global Income ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.1%
448,536	iShares iBoxx $ High Yield Corporate Bond ETF +	$38,784,908
139,440	iShares Intermediate-Term Corporate Bond ETF +	7,688,722
171,146	iShares International Treasury Bond ETF	8,393,000
38,339	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,219,590
128,061	iShares Long-Term Corporate Bond ETF	7,728,481
1,196,598	SPDR Bloomberg Barclays High Yield Bond ETF +	43,041,630
180,212	VanEck Vectors Emerging Markets High Yield Bond ETF +	4,211,554
776,249	Xtrackers USD High Yield Corporate Bond ETF	38,587,338
	TOTAL EXCHANGE TRADED FUNDS (Cost $149,892,014)	152,655,223

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 1.0%
1,562,083	U.S. Bank Money Market Deposit Account, 2.30%	1,562,083
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,562,083)	1,562,083

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.1%
41,842,078	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	41,842,078
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $41,842,078)	41,842,078

	TOTAL INVESTMENTS - 127.2% (Cost $193,296,175)	196,059,384
	Liabilities in Excess of Other Assets - (27.2)%	(41,939,724)
	NET ASSETS - 100.0%	$154,119,660

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $41,092,340.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global High Income ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 49.3%
	Capital Goods - 2.2%
20,052	Eaton Corporation plc	$1,615,389
	Diversified Financials - 4.3%
150,168	Santander Consumer USA Holdings, Inc.	3,173,050
	Energy - 5.9%
107,307	Antero Midstream Corporation	1,478,690
36,226	Exxon Mobil Corporation	2,927,061
		4,405,751
	Insurance - 2.9%
29,984	Progressive Corporation	2,161,547
	Materials - 10.0%
24,214	Domtar Corporation	1,202,225
67,803	International Paper Company	3,137,245
30,630	Packaging Corporation of America	3,044,009
		7,383,479
	Media & Entertainment - 0.8%
11,254	Meredith Corporation	621,896
	Retailing - 3.9%
41,988	Kohl's Corporation	2,887,515
	Telecommunication Services - 8.8%
105,843	AT&T, Inc.	3,319,236
54,784	Verizon Communications, Inc.	3,239,378
		6,558,614
	Transportation - 6.4%
41,077	Ryder System, Inc.	2,546,363
19,537	United Parcel Service, Inc. - Class B	2,183,065
		4,729,428
	Utilities - 4.1%
169,691	AES Corporation	3,068,013
	TOTAL COMMON STOCKS (Cost $35,431,672)	36,604,682

	EXCHANGE TRADED FUNDS - 50.1%
146,654	iShares iBoxx $ High Yield Corporate Bond ETF +	12,681,171
20,386	iShares Intermediate-Term Corporate Bond ETF	1,124,084
15,379	iShares International Treasury Bond ETF +	754,186
3,190	iShares J.P. Morgan USD Emerging Markets Bond ETF	351,092
18,989	iShares Long-Term Corporate Bond ETF	1,145,986
312,712	SPDR Bloomberg Barclays High Yield Bond ETF +	11,248,251
15,185	VanEck Vectors Emerging Markets High Yield Bond ETF	354,874
191,244	Xtrackers USD High Yield Corporate Bond ETF	9,506,739
	TOTAL EXCHANGE TRADED FUNDS (Cost $36,149,176)	37,166,383

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 9.0%
6,698,880	U.S. Bank Money Market Deposit Account, 2.30%	6,698,880
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,698,880)	6,698,880

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.5%
20,435,914	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	20,435,914
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,435,914)	20,435,914

	TOTAL INVESTMENTS - 135.9% (Cost $98,715,642)	100,905,859
	Liabilities in Excess of Other Assets - (35.9)%	(26,639,448)
	NET ASSETS - 100.0%	$74,266,411

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $20,049,430.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global Rotation ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 49.6%
16,804	iShares North American Tech-Multimedia Networking ETF	$948,922
44,100	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,353,870
7,228	VanEck Vectors Retail ETF +	757,350
77,020	Financial Select Sector SPDR Fund +	1,980,184
15,793	Health Care Select Sector SPDR Fund	1,449,008
9,368	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,031,042
44,790	Real Estate Select Sector SPDR Fund	1,622,294
3,980	Vanguard Information Technology ETF	798,507
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,829,299)	9,941,177

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 50.5%
10,135,513	U.S. Bank Money Market Deposit Account, 2.30%	10,135,513
	TOTAL SHORT-TERM INVESMENTS (Cost $10,135,513)	10,135,513

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.9%
1,980,150	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	1,980,150
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,980,150)	1,980,150

	TOTAL INVESTMENTS - 110.0% (Cost $21,944,962)	22,056,840
	Liabilities in Excess of Other Assets - (10.0)%	(2,007,362)
	NET ASSETS - 100.0%	$20,049,478

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $1,939,698.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power Factor High Dividend ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.8%
	Automobiles & Components - 8.1%
660,817	Ford Motor Company	$5,801,973
107,767	Harley-Davidson, Inc. +	3,842,971
		9,644,944
	Banks - 6.9%
129,794	FNB Corporation +	1,375,816
27,003	Hanmi Financial Corporation +	574,354
85,327	KeyCorp	1,343,900
52,610	PacWest Bancorp +	1,978,662
93,551	People's United Financial, Inc. +	1,537,979
85,000	Umpqua Holdings Corporation	1,402,500
		8,213,211
	Commercial & Professional Services - 1.2%
49,181	Covanta Holding Corporation	851,323
46,290	Quad/Graphics, Inc. +	550,851
		1,402,174
	Consumer Services - 4.8%
57,930	H&R Block, Inc.	1,386,844
70,519	Las Vegas Sands Corporation	4,298,838
		5,685,682
	Diversified Financials - 6.6%
30,784	Artisan Partners Asset Management, Inc. - Class A	774,833
46,000	Federated Investors, Inc. - Class B	1,348,260
114,795	Invesco, Ltd.	2,216,692
42,874	Legg Mason, Inc.	1,173,461
116,806	Navient Corporation	1,351,446
62,214	Waddell & Reed Financial, Inc. - Class A +	1,075,680
		7,940,372
	Energy - 2.0%
32,636	CVR Energy, Inc.	1,344,603
79,791	EnLink Midstream LLC +	1,019,729
		2,364,332
	Food, Beverage & Tobacco - 16.1%
111,796	Altria Group, Inc.	6,420,444
38,135	B&G Foods, Inc. +	931,257
90,906	General Mills, Inc.	4,704,385
73,354	Philip Morris International, Inc.	6,483,760
12,331	Universal Corporation	710,636
		19,250,482
	Health Care Equipment & Services - 6.1%
115,840	Cardinal Health, Inc. +	5,577,696
76,056	Patterson Companies, Inc. +	1,661,824
		7,239,520
	Insurance - 4.3%
18,307	Mercury General Corporation +	916,632
29,070	MetLife, Inc.	1,237,510
31,015	Principal Financial Group, Inc.	1,556,643
15,189	Prudential Financial, Inc.	1,395,565
		5,106,350
	Materials - 10.1%
116,181	International Paper Company	5,375,695
44,474	Kronos Worldwide, Inc. +	623,526
63,565	LyondellBasell Industries N.V. - Class A	5,344,545
18,946	Schweitzer-Mauduit International, Inc.	733,589
		12,077,355

	Media & Entertainment - 2.5%
86,541	Entercom Communications Corporation - Class A +	454,340
69,612	Gannett Company, Inc. +	733,710
64,627	Interpublic Group of Companies, Inc. +	1,357,813
44,101	New Media Investment Group, Inc.	463,061
		3,008,924
	Retailing - 6.3%
41,932	Buckle, Inc. +	784,967
37,215	Cato Corporation - Class A	557,481
216,850	Chico's FAS, Inc. +	925,949
218,959	Macy's, Inc.	5,261,585
		7,529,982
	Software & Services - 5.5%
46,817	International Business Machines Corporation +	6,605,879
	Technology Hardware & Equipment - 9.6%
144,149	Seagate Technology plc	6,903,296
94,625	Western Digital Corporation +	4,547,677
		11,450,973
	Telecommunication Services - 6.7%
140,478	AT&T, Inc.	4,405,390
62,987	Consolidated Communications Holdings, Inc. +	687,188
49,765	Verizon Communications, Inc.	2,942,605
		8,035,183
	Utilities - 2.0%
77,830	CenterPoint Energy, Inc.	2,389,381
	TOTAL COMMON STOCKS (Cost $122,143,264)	117,944,744

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.8%
958,356	U.S. Bank Money Market Deposit Account, 2.30%	958,356
	TOTAL SHORT-TERM INVESTMENTS (Cost $958,356)	958,356

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.4%
26,773,201	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (a)*	26,773,201
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,773,201)	26,773,201

	TOTAL INVESTMENTS - 122.0% (Cost $149,874,821)	145,676,301
	Liabilities in Excess of Other Assets - (22.0)%	(26,302,677)
	NET ASSETS - 100.0%	$119,373,624

+	All or portion of this security is on loan as of March 31, 2019. Total value of securities on loan is $26,392,608.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 2000 ETF
WBI BullBear Value 2000 ETF
WBI BullBear Yield 2000 ETF
WBI BullBear Quality 2000 ETF
WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 1000 ETF
WBI BullBear Yield 1000 ETF
WBI BullBear Quality 1000 ETF
WBI BullBear Global Income ETF
WBI BullBear Global High Income ETF
WBI BullBear Global Rotation ETF
WBI Power Factor™ High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI BullBear Global Rotation ETF, which is non-diversified.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.  The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

WBI BullBear Rising Income 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,044,128	$-	$-	$24,044,128
Short-Term Investments	-	5,477,817	-	5,477,817
Investments Purchased with Proceeds from Securities Lending	-	8,715,570	-	8,715,570
Total Investments in Securities, at value	$24,044,128	$14,193,387	$-	$38,237,515

WBI BullBear Value 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,471,969	$-	$-	$31,471,969
Short-Term Investments	-	4,009,634	-	4,009,634
Investments Purchased with Proceeds from Securities Lending	-	6,638,062	-	6,638,062
Total Investments in Securities, at value	$31,471,969	$10,647,696	$-	$42,119,665

WBI BullBear Yield 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,386,907	$-	$-	$47,386,907
Short-Term Investments	-	28,353,164	-	28,353,164
Investments Purchased with Proceeds from Securities Lending	-	14,234,254	-	14,234,254
Total Investments in Securities, at value	$47,386,907	$42,587,418	$-	$89,974,325

WBI BullBear Quality 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,634,450	$-	$-	$14,634,450
Short-Term Investments	-	2,719,380	-	2,719,380
Investments Purchased with Proceeds from Securities Lending	-	1,811,126	-	1,811,126
Total Investments in Securities, at value	$14,634,450	$4,530,506	$-	$19,164,956

WBI BullBear Rising Income 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$48,668,289	$-	$-	$48,668,289
Short-Term Investments	-	5,635,890	-	5,635,890
Investments Purchased with Proceeds from Securities Lending	-	3,761,184	-	3,761,184
Total Investments in Securities, at value	$48,668,289	$9,397,074	$-	$58,065,363

WBI BullBear Value 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,053,619	$-	$-	$30,053,619
Short-Term Investments	-	9,341,967	-	9,341,967
Investments Purchased with Proceeds from Securities Lending	-	6,210,351	-	6,210,351
Total Investments in Securities, at value	$30,053,619	$15,552,318	$-	$45,605,937

WBI BullBear Yield 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$102,189,271	$-	$-	$102,189,271
Short-Term Investments	-	821,382	-	821,382
Investments Purchased with Proceeds from Securities Lending	-	25,025,833	-	25,025,833
Total Investments in Securities, at value	$102,189,271	$25,847,215	$-	$128,036,486

WBI Bullbear Quality 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$26,131,933	$-	$-	$26,131,933
Short-Term Investments	-	2,999,452	-	2,999,452
Investments Purchased with Proceeds from Securities Lending	-	4,274,792	-	4,274,792
Total Investments in Securities, at value	$26,131,933	$7,274,244	$-	$33,406,177

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$152,655,223	-	-	152,655,223
Short-Term Investments	-	1,562,083	-	1,562,083
Investments Purchased with Proceeds from Securities Lending	-	41,842,078	-	41,842,078
Total Investments in Securities, at value	$152,655,223	$43,404,161	$-	$196,059,384

WBI BullBear Global High Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,604,682	$-	$-	$36,604,682
Exchange Traded Funds	37,166,383	-	-	37,166,383
Short-Term Investments	-	6,698,880	-	6,698,880
Investments Purchased with Proceeds from Securities Lending	-	20,435,914	-	20,435,914
Total Investments in Securities, at value	$73,771,065	$27,134,794	$-	$100,905,859

WBI BullBear Global Rotation ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,941,177	$-	$-	$9,941,177
Short-Term Investments	-	10,135,513	-	10,135,513
Investments Purchased with Proceeds from Securities Lending	-	1,980,150	-	1,980,150
Total Investments in Securities, at value	$9,941,177	$12,115,663	$-	$22,056,840

WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,944,744	$-	$-	$117,944,744
Short-Term Investments	-	958,356	-	958,356
Investments Purchased with Proceeds from Securities Lending	-	26,773,201	-	26,773,201
Total Investments in Securities, at value	$117,944,744	$27,731,557	$-	$145,676,301
^See Schedules of Investments for breakout of investments by industry group classification.

During the period ended March 31, 2019, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Securities Lending:
The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S.Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2019 the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A. the securities lending agent.

As of March 31, 2019 the values of the securities on loan and payables for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 2000 ETF	$8,499,583	$8,715,570
WBI BullBear Value 2000 ETF	6,528,361	6,638,062
WBI BullBear Yield 2000 ETF	13,778,773	14,234,254
WBI BullBear Quality 2000 ETF	1,764,380	1,811,126
WBI BullBear Rising Income 1000 ETF	3,699,700	3,761,184
WBI BullBear Value 1000 ETF	6,096,280	6,210,351
WBI BullBear Yield 1000 ETF	24,626,222	25,025,833
WBI BullBear Quality 1000 ETF	4,197,556	4,274,792
WBI BullBear Global Income ETF	41,092,340	41,842,078
WBI BullBear Global High Income ETF	20,049,430	20,435,914
WBI BullBear Global Rotation ETF	1,939,698	1,980,150
WBI Power Factor™ High Dividend ETF	26,392,608	26,773,201

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity.

C. Tax Information:
The cost basis of investments for federal income tax purposes as of March 31, 2019 was as follows+:

WBI BullBear Rising Income 2000 ETF
Cost of investments	$37,893,313
Gross unrealized appreciation	559,134
Gross unrealized depreciation	(214,932)
Net unrealized appreciation	$344,202

WBI BullBear Value 2000 ETF
Cost of investments	$41,664,984
Gross unrealized appreciation	778,430
Gross unrealized depreciation	(323,749)
Net unrealized appreciation	$454,681

WBI BullBear Yield 2000 ETF
Cost of investments	$90,009,224
Gross unrealized appreciation	710,415
Gross unrealized depreciation	(745,314)
Net unrealized appreciation	$(34,899)

WBI BullBear Quality 2000 ETF
Cost of investments	$19,022,071
Gross unrealized appreciation	299,882
Gross unrealized depreciation	(156,997)
Net unrealized appreciation	$142,885

WBI BullBear Rising Income 1000 ETF
Cost of investments	$56,050,558
Gross unrealized appreciation	2,225,369
Gross unrealized depreciation	(210,564)
Net unrealized appreciation	$2,014,805

WBI BullBear Value 1000 ETF
Cost of investments	$44,168,985
Gross unrealized appreciation	1,490,497
Gross unrealized depreciation	(53,545)
Net unrealized appreciation	$1,436,952

WBI BullBear Yield 1000 ETF
Cost of investments	$123,757,052
Gross unrealized appreciation	4,426,840
Gross unrealized depreciation	(147,406)
Net unrealized appreciation	$4,279,434

WBI BullBear Quality 1000 ETF
Cost of investments	$32,040,115
Gross unrealized appreciation	1,409,911
Gross unrealized depreciation	(44,849)
Net unrealized appreciation	$1,365,062

WBI BullBear Global Income ETF
Cost of investments	$193,296,175
Gross unrealized appreciation	2,787,170
Gross unrealized depreciation	(23,961)
Net unrealized appreciation	$2,763,209

WBI BullBear Global High Income ETF
Cost of investments	$98,715,642
Gross unrealized appreciation	2,314,247
Gross unrealized depreciation	(124,030)
Net unrealized appreciation	$2,190,217

WBI BullBear Global Rotation ETF
Cost of investments	$21,944,962
Gross unrealized appreciation	182,018
Gross unrealized depreciation	(70,140)
Net unrealized appreciation	$111,878

WBI Power Factor™ High Dividend ETF
Cost of investments	$149,874,821
Gross unrealized appreciation	3,061,548
Gross unrealized depreciation	(7,260,068)
Net unrealized appreciation	$(4,198,520)

+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks pertaining to the Funds.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP") in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its shares or a decrease in the market price of the shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk —Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the shares will fluctuate with changes in market value of the Funds' holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)  /s/ Don Schreiber Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date   May 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date  May 13, 2019

By (Signature and Title)* /s/ Tracey Crespo
Tracey Crespo, Treasurer and Principal Financial Officer

Date  May 13, 2019

* Print the name and title of each signing officer under his or her signature.